Expense Example {- Fidelity Freedom Index 2010 Fund} - 03.31 Fidelity Freedom Index Funds - Investor PRO-12 - Fidelity Freedom Index 2010 Fund - Investor Class	Jul. 13, 2021 USD ($)
Expense Example:
1 year	$ 12
3 years	39
5 years	68
10 years	$ 154